Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The unaudited condensed consolidated financial statements include the accounts of VSee Health, Inc. and its wholly owned subsidiary, iDoc Virtual Telehealth Solutions, Inc. ("iDoc"). In addition, the consolidation includes Encompass Healthcare Billing, LLC, a wholly owned subsidiary of iDoc. All intercompany balances and transactions have been eliminated in consolidation. On May 31, 2026, the Company divested VSee Lab, Inc. through the sale of its entire ownership interest, and VSee Lab is no longer included in the Company’s consolidated financial statements subsequent to the divestiture date. Prior to June 24, 2024, the historical financial statements reflected the accounts of VSee Lab, Inc. and its 53.8% owned subsidiary, This American Doc, Inc., as VSee Lab was the accounting acquirer in the reverse recapitalization.

The accompanying unaudited condensed consolidated financial statements reflect adjustments (including normal, recurring adjustments) necessary to present fairly the financial position of the Company as of June 30, 2026, and December 31, 2025, its results of operations, changes in stockholders’ equity (deficit), and statements of cash flows for the three and six months ended June 30, 2026, and 2025, in conformity with U.S. GAAP. The interim results for the three and six months ended June 30, 2026, are not necessarily indicative of the results to be expected for the year ending December 31, 2026, or for any future interim periods. These financial statements should be read in conjunction with the audited condensed consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025 (the “December 31, 2025, Condensed Consolidated Financial Statements”), as filed with the SEC. The significant accounting policies and estimates used in preparing these Condensed Consolidated Financial Statements were applied on a basis consistent with those reflected on December 31, 2025, Condensed Consolidated Financial Statements.

Certain reclassifications have been made to the amounts in prior periods to conform to the current period’s presentation primarily consisting of the breakout of revenue by category and the retroactive application of the recapitalization. These presentation changes did not impact the Company’s consolidated net loss, consolidated cash flows, total assets, total liabilities or total stockholders’ equity.

Segments

The Company determined its reporting units in accordance with ASC 280, Segment Reporting (“ASC 280”). Management evaluates a reporting unit by first identifying operating segments under ASC 280. The Company then evaluates each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meet the definition of a business, the Company evaluates those components to determine if they must be aggregated into one or more reporting units. If applicable, when determining if it is appropriate to aggregate different operating segments, the Company determines if the segments are economically similar and, if so, the operating segments are aggregated.

Management has determined that the Company has one reportable segment. The Company's reporting segment reflects the manner in which its Chief Executive Officer, who serves as the Chief Operating Decision Maker ("CODM"), reviews results and allocates resources.

The Company’s operating and reporting segment is Telehealth Services (“Telehealth”). iDoc Virtual Telehealth Solutions, Inc. is included in Telehealth. Prior to the divestiture of VSee Lab on May 31, 2026, the Company's operations included a Healthcare Technology business. Following the disposition of VSee Lab, the Company no longer conducts Healthcare Technology operations, and the results of continuing operations is reported through the Telehealth segment.

Use of Estimates

The preparation of the Company’s condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts stated in the condensed consolidated financial statements and accompanying notes. These judgments, estimates, and assumptions are used for, but not limited to, the determination of estimated provision for contractual adjustments from third-party payors in the recognition of patient fee contracts, revenue, cost of revenues, goodwill and intangible asset impairment analysis, allowance for credit losses, the Quantum Convertible Note, the May 2025 Convertible Note, the ADI Funding Convertible Note, Vanquish Funding Convertible Note and ClearThink Convertible Note (each of these instruments are defined in Note 8 Convertible debt, at fair value), stock-based compensation, incremental borrowing rate determination, useful life of intangibles, reserve for income tax uncertainties and other contingencies, and valuation of deferred tax asset.

The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. However, future events are subject to change and best estimates and judgments routinely require adjustment. Actual results could differ from those estimates.

Income Taxes

The Company applies ASC 740-10, Accounting for Income Taxes (“ASC 740-10”), which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and the respective tax basis and operating loss, capital loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as a component of general and administrative expenses. The Company’s federal tax return and any state tax returns are not currently under examination.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). ASC 606 establishes a principle for recognizing revenue upon the transfer of promised goods or services to customers in an amount that reflects the expected consideration received in exchange for those goods or services. The core principle of ASC 606 is to recognize revenue to depict the transfer of promised goods or services to clients in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services.

The Company derives revenue from business services associated with direct tele-physician provider patient fee services, telehealth services and institutional services provided to our clients.

The Company determines revenue recognition in accordance with ASC 606, through the following five steps:

1) Identify the contract with a customer

The Company considers the terms and conditions of its contracts and the Company’s customary business practices in identifying its contracts under ASC 606. The Company determines it has a contract with a customer when the contract has been approved by both parties, it can identify each party’s rights regarding the services to be transferred and the payment terms for the services, it has determined the customer to have the ability and intent to pay, and the contract has commercial substance. The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s payment history or, in the case of a new customer, credit and financial information pertaining to the customer.

The Company also has service contracts with hospitals or hospital systems, physician practice groups, and other users. These customer contracts typically range from two to three years, with an automatic renewal process. The Company either invoices these customers for the monthly fixed fee in advance or at the end of the month, depending on the contract terms.

The contracts typically contain cancellation clauses with advance notice; therefore, the Company does not believe that it has any material outstanding commitment for future revenues beyond one year from the end of a reporting period.

2) Identify the performance obligations in the contract

Performance obligations promised in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available, and are distinct in the context of the contract, whereby the transfer of the services is separately identifiable from other promises in the contract. The Company’s contracts typically contain cancellation clauses with advance notice; therefore, the Company does not believe that they have any material outstanding commitments for future revenues beyond one year from the end of a reporting period.

3) Determine the transaction price

The total transaction price is based on the amount to which the Company is entitled to based on the contracts with its customers. The Company believes the quoted transaction prices in the customer contracts represent the stand-alone selling prices for each of the separate performance obligations which are distinct and priced separately within the contract. The transaction price for each service provided is independent and established in the contract and based on the duration of service provided or for a rate for service provided. Fees are established based on the service transferred to the client.

4) Allocate the transaction price to performance obligations in the contract

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative stand-alone selling price (“SSP”). The determination of a SSP for each distinct performance obligation requires judgment. The Company believes the quoted transaction prices in the customer contracts represent the standalone selling prices for each of the separate performance obligations that are distinct and priced separately within the contract.

5) Recognize revenue when or as the Company satisfies a performance obligation

Revenue is recognized when or as control of the promised goods or service is transferred to the customer, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services.

Patient Fees Services and Performance Obligation

Patient Fee Services

Patient fees represent a series of distinct services because performance obligations are met when the Company’s physicians provide professional medical services to patients at the client site. The patient benefits from professional services when care is rendered by the Company’s medical professionals. Revenue recognition commences when the Company satisfies its performance obligation to provide professional medical services to patients.

The Company acts as the principal in these arrangements because it controls the medical services before they are transferred to the patient. This control is evidenced by the Company’s primary responsibility for fulfilling the service and its direct authority over the affiliated physicians, including the right to direct their clinical activities and administrative protocols.

Patient Fee Contracts Involving Third-Party Payors

The Company receives payments from patients, third-party payors, and others for patient fee services. Third-party payors reimburse based on contracted rates or billed charges, which are generally lower than billed amounts. The Company determines the transaction price on patient fees based on standard charges for services provided, reduced by adjustments provided to third-party payors, and implicit price concessions provided to uninsured patients. The Company monitors its revenue and receivables from third-party payors and records an estimated contractual allowance to properly account for the differences between billed and collected amounts.

Revenue from third-party payors is presented net of an estimated provision for contractual adjustments. Patient revenues are net of service credits and service adjustments, and expected credit losses. These adjustments and implicit price concessions represent the difference between the amount billed and the estimated consideration the Company expects to receive, based on historical collection experience, market conditions and other factors. Although the Company believes that its approach to estimates and judgments as described herein is reasonable, actual results could differ, from estimated amounts and such difference could be material.

All of the Company’s telemedicine contracts for patient reimbursement fees are directly billed to the payors by the Company. The Company earns patient fees by providing high acuity patient care solutions. For patient fees, performance obligations are met when the Company’s physicians provide professional medical services to patients at the client site as this is deemed as transfer of goods and services to respective patients. The patient benefits from the professional services when care is rendered by the Company’s medical professionals. The revenue is determined based on the telemedicine billing code(s) associated with the respective professional service rendered to patients.

The Company earns primarily from reimbursement from the following third-party payors:

Medicare

The Company’s affiliated provider network is reimbursed by the Medicare Part B and Part C programs for certain of the telemedicine services it provides to Medicare beneficiaries. Medicare coverage for telemedicine services is treated distinctly from other types of professional medical services and is limited by federal statute and subject to specific conditions of participation and payment pursuant to Medicare regulations, policies and guidelines, including the location of the patient, the type of service, and the modality for delivering the telemedicine service, among others.

Medicaid

Medicaid programs are funded jointly by the federal government and the states and are administered by states (or the state’s designated managed care or other similar organizations) under approved plans. Our affiliated provider network is reimbursed by certain State Medicaid programs for certain of the telemedicine services it provides to Medicaid beneficiaries. Medicaid coverage for telemedicine services varies by state and is subject to specific conditions of participation and payment.

Commercial Insurance Providers

The Company is reimbursed by commercial insurance carriers. The basis for payment to the commercial insurance providers is consistent with Medicare reimbursement fee structure guidelines and the Company is in-network or out-of-network with the commercial insurance carriers based on state and insurer requirements.

Telehealth Fees Service Contracts and Performance Obligation

Contract For Telemedicine Care Services

Performance obligations in the contract for telemedicine care are based on services provided via the use of hardware and software integration that includes multi-participant video conferencing, and electronic communication for 24 hours per day, seven days per week for the duration of the contract. The Company provides administrative support for the tele-physician services and coordinates the services of its clinicians’ network through administrative support, hardware support, and software support and provider coverage availability. The Company provides coverage availability of its physician services ranging from 12 to 24 hours per day. Performance obligations in the contract for these services transferred to the customer are distinct in the context of the contract, whereby the transfer of the services is separately identifiable from patient services and institutional services obligations. Performance obligations are met when the Company provides administrative, business, and medical records and reports related to their professional services rendered pursuant to the agreement in such format and upon such interval as hospitals may require. Revenue from telemedicine care services is included in telehealth fees in the condensed consolidated financial statements.

The Company recognizes revenue for variable consideration when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The Company estimates the amount of revenue to be recognized on variable consideration, using the expected value or the most likely amount method, whichever is expected to better predict the amount. The Company’s estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on assessments of legal enforceability, performance, and all information that is reasonably available to the Company. The determination of the amount of revenue the Company can recognize each accounting period requires management to make estimates and judgments on the estimated expected customer life or expected performance period.

The Company commences revenue recognition when the Company satisfies its performance obligation to provide the contractual tele-physician hours services. Prior to the commencement of services, customers generally make initial start-up nonrefundable payments to the Company when contracting for Company training, hardware and software installation and integration, which includes a onetime setup of software security, API interfaces, and compatibility between existing hospital equipment and hardware and software. The Company recognizes revenue upon completion of the implementation when the performance obligation of equipment setup and initial training is completed. The start-up fees do not significantly modify or customize the other goods in the contract. As the start-up service primarily covers initial administrative services for which the Company’s clients can cancel future services upon completion, management considers it to be separable from the ongoing business services, and the Company records start-up fees as revenue when the start-up service is completed over time, using the input method to measure progress each financial period.

Institutional Fees Service Contracts and Performance Obligation

Contract For Electroencephalogram (“EEG”) Professional Interpretation Services

Performance obligations in the contract for EEG professional interpretation services are based on the number of professional services EEG interpretation the Company provides. The performance obligation in the contract for these services transferred to the customer is distinct in the context of the contract, whereby the transfer of the services is separately identifiable from other promises in the contract. To facilitate the delivery of the EEG professional interpretation services, the Company’s physicians use EEG telemedicine equipment provided by the Company. The performance obligation is satisfied based on the number of EEG professional interpretations performed by the Company’s physicians. The number of professional interpretations is traced monthly by both parties and used to determine the revenue earned based on established contractual rates and is included in institutional fees in the condensed consolidated financial statements.

Under most of the Company’s contracts, including contracts with its two top customers, the customer pays fixed monthly fees for telemedicine consultation services, EEG professional interpretation services, platform software services, and hardware fees. The fixed monthly fee provides for a predetermined number of daily, monthly, or annual physician hours of coverage and agreed-upon rates for interpretation and software services. To facilitate the delivery of the consultation services, the facilities use telemedicine equipment and the Company’s virtual healthcare platform, which is provided and installed by the Company. The Company also provides the hospitals with user training, maintenance and support services for the telemedicine equipment used to perform the consultation services.

The Company commences revenue recognition on EEG professional interpretation services when the Company satisfies its performance obligation to provide professional interpretation monthly.

Disaggregation of revenue

The following table provides information about disaggregated revenue from continuing operations by timing of revenue recognition:

	For the three months ended		For the six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025
Timing of revenue recognition
Products and services transferred over time	$-	$-	$-	$-
Products and services transferred at a point in time	1,561,884	1,055,191	3,441,177	2,252,805
Total Revenue	$1,561,884	$1,055,191	$3,441,177	$2,252,805

Net Loss Per Common Share

The Company computes income (loss) per common share, in accordance with ASC Topic 260, Earnings Per Share, which requires dual presentation of basic and diluted earnings per share. Basic income or loss per common share is computed by dividing net income or loss by the weighted average number of common shares outstanding during the period. No potential diluted common shares are included in the computation of any diluted per share amount when a loss is reported. Diluted income or loss per common share is computed by dividing net income or loss by the weighted average number of common shares outstanding.

The following table presents basic and diluted earnings per share attributable to continuing operations for the three and six months ended June 30, 2026, and 2025.

	Three months ended		Six months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Net loss from continuing operations - basic and diluted, net of tax	$(3,080,442)	$(1,903,933)	$(4,344,228)	$(5,543,067)
Weighted average shares outstanding – basic and diluted	670,722	205,283	641,004	204,603
Net loss per share from continuing operations – basic and diluted	$(4.59)	$(9.27)	$(6.78)	$(27.09)
Excluded securities: (1)
Public Warrants	123,468	143,750	123,468	143,750
Private Warrants	6,963	6,963	6,963	6,963
Bridge Warrants	2,174	2,174	2,174	2,174
Extension Warrants	326	326	326	326
September 2024 Warrants	9,259	9,259	9,259	9,259
Quantum Convertible Note, related party (2)	-	23,281	-	23,281
Exchange Note (2)	-	10,342	-	10,342
September 2024 Convertible Note (3)	-	15,734	-	15,734
Series A Preferred stock common stock equivalents (4)	761	38,488	761	38,488
Stock options granted	10,046	10,046	10,046	10,046
Common stock issuance obligation	640	640	640	640
March 2025 Convertible Note (5)	-	771	-	437
May 2025 Convertible Note (6)	-	845	-	423
Common Stock Warrants	245,902	-	245,902	-
ClearThink Convertible Note (7)	25,128	-	17,475	-

(1)	The Company’s diluted shares have not been included in the computation of diluted net loss per share from continuing operations for the three and six months ended June 30, 2026, and 2025, as the result would be anti-dilutive.
(2)	Includes the interest amount thereon and assumes the floor conversion price of $160.00.

(3)	Includes the principal and interest amount thereon and calculated based on the initial fixed conversion price of $160.00.

(4)	Assumes the maximum conversion thereon at the floor conversion price of $160.00.

(5)	Includes the interest amount thereon and assumes the floor conversion price of $160.00.

(6)	Includes the interest amount thereon and assumes the closing price as of the reporting date.

(7)	Includes the interest amount thereon and assumes the average closing price for the reporting period.

The following table presents basic and diluted earnings (loss) per share attributable to discontinued operations for the three and six months ended June 30, 2026, and 2025

	Three months ended		Six months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Net income (loss) from discontinued operations - basic	$3,927,715	$(709,350)	$2,591,239	$(1,029,656)
Weighted average shares outstanding – basic	670,722	205,283	641,004	204,603
Net income (loss) per share from discontinued operations – basic	$5.86	$(3.46)	$4.04	$(5.03)

Net income (loss) from discontinued operations - diluted	3,920,835	(709,350)	2,578,216	(1,029,656)
Weighted average shares outstanding – diluted	697,250	205,283	659,879	204,603
Net income (loss) per share from discontinued operations – diluted	$5.62	$(3.46)	$3.91	$(5.03)
Excluded securities: (1)
Public Warrants	123,468	143,750	123,468	143,750
Private Warrants	6,963	6,963	6,963	6,963
Bridge Warrants	2,174	2,174	2,174	2,174
Extension Warrants	326	326	326	326
September 2024 Warrants	9,259	9,259	9,259	9,259
Quantum Convertible Note, related party (2)	-	23,281	-	23,281
Exchange Note (2)	-	10,342	-	10,342
September 2024 Convertible Note (3)	-	15,734	-	15,734
Series A Preferred stock common stock equivalents (4)	-	38,488	-	38,488
Stock options granted	10,046	10,046	10,046	10,046
Common stock issuance obligation	-	640	-	640
March 2025 Convertible Note (5)	-	771	-	437
May 2025 Convertible Note (6)	-	845	-	423
Common Stock Warrants	245,902	-	245,902	-

(1)	The Company’s diluted shares have not been included in the computation of diluted net loss per share from discontinued operations for the three and six months ended June 30, 2025, as the result would be anti-dilutive.

(2)	Includes the interest amount thereon and assumes the floor conversion price of $160.00.

(3)	Includes the principal and interest amount thereon and calculated based on the initial fixed conversion price of $160.00.

(4)	Assumes the maximum conversion thereon at the floor conversion price of $160.00.

(5)	Includes the interest amount thereon and assumes the floor conversion price of $160.00.

(6)	Includes the interest amount thereon and assumes the closing price as of the reporting date.

Cash

The Company considers all highly liquid investments with maturities of three months or less at the time of acquisition to be cash equivalents. The Company had no cash equivalents as of June 30, 2026, and December 31, 2025, respectively.

Periodically, the Company may carry cash balances at financial institutions more than the federally insured limit of $250,000 per institution. The amount in excess of federally insured limit as of June 30, 2026, was approximately $175,937. The Company has not experienced losses on account balances and management believes, based upon the quality of the financial institutions, that the credit risk with regard to these deposits is not significant.

Accounts Receivable and Credit losses

The Company carries its accounts receivable at net realizable value. The Company maintains an allowance for credit losses for the estimated losses resulting from the inability of the Company’s clients to pay their invoices. Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13, Credit Losses - Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which requires entities to use a forward-looking approach based on current expected credit losses (“CECL”) to estimate credit losses on certain types of financial instruments, including trade receivables.

As of June 30, 2026, and December 31, 2025, respectively, the allowance for credit losses was $1,642,234 and $835,007 respectively. For the three months ended June 30, 2026, and 2025, the Company recognized $516,418 and $125,964 of credit loss expense within general and administrative expense on the condensed consolidated statements of operations. For the six months ended June 30, 2026, and 2025, the Company recognized $872,122 and $246,884 of credit loss expense within general and administrative expense on the condensed consolidated statements of operations.

The following table presents the Company’s allowance for credit losses on June 30, 2026, and December 31, 2025:

	June 30, 2026	December 31, 2025

Beginning allowance for credit losses	$835,007	$2,393,033
Add: Credit loss expense	872,122	1,029,317
Less: Accounts receivable write-off included in allowance for credit losses above	(64,895)	(2,587,343)
Ending allowance for credit losses	$1,642,234	$835,007

Leases

The Company accounts for leases under ASC 842, Leases. Based on this standard, the Company determines if an agreement is a lease at inception. Operating leases are included in right-of-use assets and operating lease liabilities, less current portion on the Company’s condensed consolidated balance sheets. Finance leases are included in fixed assets and finance lease liabilities on the Company’s condensed consolidated balance sheets. Operating and finance lease right-of-use assets and liabilities are initially recognized based on the present value of lease payments over the lease term calculated using our incremental borrowing rate generally applicable to the location of the lease right-of-use asset, unless an implicit rate is readily determinable. As most of our leases do not provide an implicit rate, we generally use our incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. As we do not have any outstanding public debt, we estimated the incremental borrowing rate based on our estimated credit rating and available market information. The incremental borrowing rate is subsequently reassessed upon a modification to the lease agreement.

As permitted under ASC 842, the Company has made an accounting policy election not to apply the recognition provisions of ASC 842 to short-term leases (leases with a lease term of 12 months or less that do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise); instead, the Company will recognize the lease payments for short-term leases on a straight-line basis over the lease term.

Stock-based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation-Stock Compensation. Under the fair value recognition provisions, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis over the requisite service period, based on the terms of the awards. The Company estimates the fair value of share options using the Black-Scholes option-pricing model, utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Common Stock, and current interest rates. The Company accounts for forfeitures as they occur.

Fair Value of Financial Instruments

“Fair value” is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. ASC 820 establishes a fair value hierarchy that prioritizes and ranks the level of observability of inputs used to measure investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment, characteristics specific to the investment, market conditions and other factors. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets will typically have a higher degree of input observability and a lesser degree of judgment applied in determining fair value.

The carrying amounts are reflected in the accompanying balance sheets for cash, due from related party, and accounts payable approximate fair value due to their short-term nature. The three levels of the fair value hierarchy under ASC 820 are as follows:

●	“Level 1”, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

●	“Level 2”, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	“Level 3”, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some cases, the inputs used to measure fair value might fall within different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the investment is categorized in its entirety is determined based on the lowest level input that is significant to the investment. Assessing the significance of a particular input to the valuation of an investment in its entirety requires judgment and considers factors specific to the investment. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the perceived risk of that investment.

See Note 16 - Fair Value Measurements for additional information on assets and liabilities measured at fair value.

Warrant Instruments

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity and ASC 815 (Derivatives and Hedging). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company has determined that its Public warrants, Private warrants, Bridge warrants, September 2024 warrants, Pre-funded warrants, Common Stock warrants and Extension warrants are freestanding and meet equity classification under ASC 815 (Derivatives and Hedging) and are therefore classified in equity.

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Long – term Investments

For equity investments that do not have readily determinable fair values, the Company measures the equity investment at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investments of the Company. The Company periodically evaluates the carrying value of the equity investment, or when events and circumstances indicate that the carrying amount of an asset may not be recovered.

On January 16, 2026, the Company entered into a Stock Purchase Agreement with GoMyRx, Inc., a Wyoming corporation (“GoMRx”), and Go Biz Holdings, LLC, a Wyoming limited liability company (“GBiz”), pursuant to which the Company agreed to acquire an approximately 10% ownership interest in GoMRx for a total purchase consideration of $2,000,000.

As of the reporting date, the Company has funded $749,800 of the total committed investment, of which $100,000 was funded in cash and the remaining amount was satisfied through the issuance of 22,500 shares of the Company’s common stock.

The Company does not have the ability to exercise significant influence over GoMRx and, accordingly, this investment is not accounted for under the equity method. The investment is accounted for as an equity investment in a private company, measured at cost, less impairment, with adjustments for observable price changes, if any.

Fixed Assets

Fixed assets are recorded at historical cost, less accumulated depreciation. The Company expenses fixed assets purchased that are less than $1,000. Depreciation is calculated on the straight-line method over the estimated useful lives of the respective assets. Repair and maintenance costs are charged to expenses as incurred.

Goodwill

Goodwill represents the excess of purchase price in a business combination over the fair value of the net identifiable assets acquired. We evaluate goodwill for impairment at the reporting unit level by assessing whether it is more likely than not that the fair value of a reporting unit exceeds it carrying value. If this assessment concludes that it is more likely than not that the fair value of a reporting unit exceeds its carrying value, then goodwill is not considered impaired and no further impairment testing is required. Conversely, if the assessment concludes that it is more likely than not that the fair value of a reporting unit is less than it carrying value, a goodwill impairment test is performed to compare the fair value of the reporting unit to its carrying value. The Company determines fair value of the two reporting units using both income and market-based models. Our models contain significant assumptions and accounting estimates about discount rates, future cash flows, and terminal values that could materially affect our operating results or financial position if they were to change significantly in the future and could result in an impairment. We perform our goodwill impairment assessment whenever events or changes in facts or circumstances indicate that impairment may exist and during the fourth quarter each year. The cash flow estimates and discount rates incorporate management’s best estimates, using appropriate and customary assumptions and projections at the date of evaluation. For the three and six months ended June 30, 2026, the Company performed qualitative analysis by assessing that no adverse economic, industry, operational, or regulatory indicators were identified that would suggest impairment. Based on the qualitative assessment of relevant factors, the Company concludes that no impairment indicators or triggering events were identified that required the Company to perform a quantitative analysis.

Intangible Assets

Intangible assets are presented at their historical costs, net of amortization. Historical cost of intangible assets acquired in a business combination represents the fair value at acquisition. The fair value at acquisition is determined based on the appraised value of the asset. Intangible assets are comprised of developed technology and customer relationships. Developed technology and customer relationships are amortized using the straight-line method over the five-year and ten-year estimated useful lives of the assets, respectively. Identifiable intangible assets subject to amortization consist of the following:

	Estimated	June 30,	December 31,
	Useful Life	2026	2025
Customer relationships	10 years	$2,100,000	$2,100,000
Developed technology	5 years	10,000,000	10,000,000
Accumulated amortization		(4,419,996)	(3,315,000)
Intangible assets, net		$7,680,004	$8,785,000

Expected amortization expense is as follows:

Year ending December 31, 2026 (remaining six months)	$1,105,004
Year ending December 31, 2027	2,210,000
Year ending December 31, 2028	2,210,000
Year ending December 31, 2029	1,210,000
Year ending December 31, 2030	210,000
Thereafter	735,000
Total	$7,680,004

For the three months ended June 30, 2026, and June 30, 2025, the Company recorded amortization expense of $552,500 and $552,500, respectively, within general and administrative expenses in the condensed consolidated statements of operations. For the six months ended June 30, 2026, and June 30, 2025, the Company recorded amortization expense of $1,104,996 and $1,104,998, respectively, within general and administrative expenses in the condensed consolidated statements of operations.

Original Issue Discount on Debt

When the Company issues notes payable with a face value higher than the proceeds it receives, it records the difference as a debt discount and amortizes the discount as interest expense over the life of the underlying note payable.

Loss Contingencies and Litigation

The Company records reserve for loss contingencies if (a) information available prior to issuance of the condensed consolidated financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the condensed consolidated financial statements and (b) the amount of loss can be reasonably estimated. If one or both criteria for accrual are not met, but there is at least a reasonable possibility that a material loss will occur, the Company does not record and reserve for a loss contingency but describes the contingency within a note and provides detail, when possible, of the estimated potential loss or range of loss. If an estimate cannot be made, a statement to that effect is made.

Recent Accounting Pronouncements

Recent Accounting Standards Adopted by the Company

ASU 2024-04: In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20)—Induced Conversions of Convertible Debt Instruments. The ASU clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. The standard is effective for annual periods beginning after December 15, 2025, and interim periods within those annual periods, with early adoption permitted for all entities that have adopted the amendments in ASU 2020-06. We adopted this standard during the first quarter of 2026 on a prospective basis. The adoption did not have a material impact on the Company’s condensed consolidated financial statements presented.

ASU 2025-05: In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurements of Credit Losses for Accounts Receivable and Contract Assets (ASU 2025-05). The amendments in this update provide a practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. Under ASU 2025-05, an entity is required to disclose whether it has elected to use the practical expedient. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collections are evaluated. The standard is effective for annual periods beginning after December 15, 2025, and interim periods within those annual periods, with early adoption permitted. The Company adopted this standard during the first quarter of 2026 on a prospective basis. The adoption did not have a material impact on the Company’s condensed consolidated financial statements presented.

Accounting Pronouncements Not Yet Effective

ASU 2024-03: In November 2024, the FASB issued ASU No. 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires disaggregated disclosure of income statement expenses for public business entities. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of ASU 2024-03 on its disclosures in the condensed consolidated financial statements.

ASU 2025-03: In May 2025, the FASB issued Accounting Standards Update No. 2025-03, Business Combinations (Topic 805), and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (“ASU 2025-03”). ASU 2025-03 changes how companies determine the accounting acquirer in certain business combinations involving variable interest entities. The new guidance requires considering the factors used for other acquisition transactions to assess which party is the accounting acquirer. ASU 2025-03 is effective for the Company’s annual reporting periods beginning on January 1, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting this new accounting guidance on its condensed financial statements and related disclosures.

ASU 2025-04: In May 2025, the FASB issued Accounting Standards Update No. 2025-04, Compensation – Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer (“ASU 2025-04”). ASU 2025-04 revises the definition of a performance condition, eliminates the forfeiture policy election for service conditions, and clarifies that the variable consideration constraint in Topic 606 does not apply to share-based consideration payable to customers. The new guidance requires entities to consistently account for share-based awards granted to customers by clarifying the treatment of vesting conditions and ensuring alignment with Topic 606 and Topic 718. ASU 2025-04 is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of adopting this new accounting guidance on its condensed financial statements and related disclosures.

ASU 2025-06: In September 2025, the FASB issued ASU 2025-06- Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (ASU 2025-06), which is intended to simplify the capitalization guidance for internal-use software by removing references to project stages and clarifying when the capitalizing of eligible costs is required. ASU 2025-06 is effective for annual periods beginning after December 15, 2027, and interim periods within those fiscal years. Early adoption is permitted. The Company is in the process of evaluating the impact of this new guidance on its disclosures in the condensed consolidated financial statements.

ASU 2025-11: In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the guidance in Topic 270 to improve the consistency of interim financial reporting. The ASU provides a comprehensive list of required interim disclosures and introduces a disclosure principle requiring entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. ASU 2025-11 is effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years, with early adoption permitted. The Company is in the process of evaluating the impact of this new guidance on its disclosures in the condensed consolidated financial statements.

ASU 2025-12: In December 2025, the FASB issued ASU No. 2025-12, Codification Improvements. The ASU addresses thirty-three items, representing the changes to the Codification that (1) clarify, (2) correct errors, or (3) make minor improvements. Generally, the amendments in this Update are not intended to result in significant changes for most entities. The ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2026. The adoption method of this ASU may vary, on an issue-by-issue basis. Early adoption is permitted. The Company is in the process of evaluating the impact of this new guidance on its disclosures in the condensed consolidated financial statements.

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.

All other new accounting pronouncements issued, but not yet effective or adopted have been deemed to be not relevant to the Company and, accordingly, are not expected to have a material impact once adopted. The Company continues to evaluate the impact of new accounting pronouncements, including enhanced disclosure requirements, on its business processes, controls and systems.

Note 2 Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). For periods prior to the Business Combination as disclosed in Note 1 above, the reported share and per share amounts have been retroactively converted by the applicable exchange ratio. See Note 12 - Equity for additional information.

The consolidated financial statements include the accounts of VSee Health, Inc. and its subsidiaries, VSee Lab and iDoc, which are both 100% wholly owned subsidiaries of the Company. In addition, the consolidation includes Encompass Healthcare Billing, LLC, a 100% wholly owned subsidiary of iDoc and This American Doc, Inc. (“TAD”) now a wholly owned subsidiary of VSee Lab. All intercompany amounts are eliminated upon consolidation. Prior to June 24, 2024, the consolidated financial statements included the accounts of VSee Lab, Inc. and its 53.8% partially owned subsidiary, TAD.

The accompanying consolidated financial statements reflect adjustments (including normal, recurring adjustments) necessary to present fairly the financial position of the Company as of December 31, 2025, and 2024, its results of operations, changes in stockholders’ (deficit) equity, and cash flows for the years ended December 31, 2025, and 2024, in conformity with U.S. GAAP.

Implications of Being an Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

The Company is also a “smaller reporting company,” meaning that either (i) the market value of our shares held by non-affiliates is less than $250 million or (ii) the market value of our shares held by non-affiliates is less than $700 million and our annual revenue was less than $100 million during the most recently completed fiscal year. The Company may continue to be a smaller reporting company if either (i) the market value of our shares held by non-affiliates is less than $250 million or (ii) our annual revenue was less than $100 million during the most recently completed fiscal year and the market value of our shares held by non-affiliates is less than $700 million. The Company may take advantage of certain of the scaled disclosures available to smaller reporting companies.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts stated in the consolidated financial statements and accompanying notes. These judgments, estimates, and assumptions are used for, but not limited to, the determination of estimated provision for contractual adjustments from third-party payors in the recognition of patient fee contracts, revenue, cost of revenues, goodwill and intangible asset impairment analysis, allowance for credit losses, the fair value of the ELOC Agreement, the ELOC Commitment Fee Note, the Exchange Note, the Additional Bridge Note, the Extension Note, the Quantum Convertible Note, the March 2025 Convertible Note, the May 2025 Convertible Note and the September 2024 Convertible Note (each of these notes as defined in Note 8 Line of Credit and Notes Payable, Net of Discount), stock-based compensation, incremental borrowing rate determination, useful life of intangibles, reserve for income tax uncertainties and other contingencies, and valuation of deferred tax asset.

The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. However, future events are subject to change and best estimates and judgments routinely require adjustment. Actual results could differ from those estimates.

Income Taxes

The Company applies ASC 740-10, Accounting for Income Taxes, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and the respective tax basis and operating loss, capital loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. The Company records interest and penalties related to unrecognized tax benefits as a component of general and administrative expenses. The Company’s federal tax return and any state tax returns are not currently under examination.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, which establishes a principle for recognizing revenue upon the transfer of promised goods or services to customers in an amount that reflects the expected consideration received in exchange for those goods or services. The core principle of ASC 606 is to recognize revenue to depict the transfer of promised goods or services to clients in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services.

The Company derives revenue from business services associated with direct tele-physician provider patient fee services, telehealth services, professional services and technical engineering services, subscription services and institutional services provided to our clients.

The Company determines revenue recognition in accordance with ASC 606, through the following five steps:

1) Identify the contract with a customer

The Company considers the terms and conditions of its contracts and the Company’s customary business practices in identifying its contracts under ASC 606. The Company determines it has a contract with a customer when the contract has been approved by both parties, it can identify each party’s rights regarding the services to be transferred and the payment terms for the services, it has determined the customer to have the ability and intent to pay, and the contract has commercial substance. The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s payment history or, in the case of a new customer, credit and financial information pertaining to the customer.

Contractual terms for subscription services are typically 12 months. Contracts are cancellable with a 30-day notice period and customers are billed in annual, quarterly, or monthly instalments in advance of the service period of the subscription. The Company is not required to refund any prorated prepayment fees invoiced to cover services that were provided.

The Company also has service contracts with hospitals or hospital systems, physician practice groups, and other users. These customer contracts typically range from two to three years, with an automatic renewal process. The Company either invoices these customers for the monthly fixed fee in advance or at the end of the month, depending on the contract terms. The contracts typically contain cancellation clauses with advance notice, and revenue for goods and services transferred prior to cancellation is not refundable or creditable; therefore, the Company does not believe that it has any material outstanding commitment for future revenues beyond one year from the end of a reporting period.

2) Identify the performance obligations in the contract

Performance obligations promised in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available, and are distinct in the context of the contract, whereby the transfer of the services is separately identifiable from other promises in the contract. The Company’s contracts typically contain cancellation clauses with advance notice; therefore, the Company does not believe that they have any material outstanding commitments for future revenues beyond one year from the end of a reporting period.

3) Determine the transaction price

The total transaction price is based on the amount to which the Company is entitled to base on the contracts with its customers. The Company believes the quoted transaction prices in the customer contracts represent the stand-alone selling prices for each of the separate performance obligations which are distinct and priced separately within the contract. The transaction price for each service provided is independent and established in the contract and based on the duration of service provided or for a rate for service provided. Fees are established based on the service transferred to the client.

4) Allocate the transaction price to performance obligations in the contract

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative stand-alone selling price (“SSP”). The determination of a SSP for each distinct performance obligation requires judgment. The Company believes the quoted transaction prices in the customer contracts represent the stand-alone selling prices for each of the separate performance obligations that are distinct and priced separately within the contract.

5) Recognize revenue when or as the Company satisfies a performance obligation

Revenue is recognized when or as control of the promised goods or service is transferred to the customer, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services.

Subscription Service Contracts and Performance Obligation

Subscriptions represent a series of distinct goods or services because the performance obligations are satisfied over time as customers simultaneously receive and consume the benefits related to the services the Company performs. In the case of module specific subscriptions, a consistent level of service is provided during each monthly period of subscription to the Company’s platform. The Company commences revenue recognition when the customer is provided with platform subscription for the initial monthly period and revenue is recognized over time as a consistent level of subscription service during the subsequent period is delivered. The Company’s obligation for its integrated subscriptions is to stand ready throughout the subscription period; therefore, the Company considers an output method of time to measure progress toward satisfaction of its obligations with revenue commencing upon the beginning of the subscription period. Deferred revenue consists of the unamortized balance of non-refundable upfront fees which are classified as current and non-current based on the timing of when the Company expects to recognize revenue.

The Company treats each subscription to a specific module as a distinct performance obligation because each module is capable of being distinct as the customer can benefit from the subscription to each module on its own and each subscription can be sold standalone.

Furthermore, the subscriptions to individual modules are distinct in the context of the contract as (1) the Company is not integrating the services with other services promised in the contract into a bundle of services that represent a combined output, (2) the subscriptions to specific modules do not significantly modify or customize the subscription to another module, and (3) the specific modules are not highly interdependent or highly interrelated. The subscription to each module is treated as a series of distinct performance obligations because it is distinct and substantially the same, satisfied over time, and has the same measure of progress.

The transaction price is determined based on the consideration the Company expects to be entitled to in exchange for transferring services to the customer. Under the contracts, the clients pay a fixed rate per user per subscription service. Prior to the start of a contract, clients generally make upfront non-refundable payments to the Company when contracting for implementation services.

Professional Services and Technical Engineering Fees and Performance Obligation

Performance obligations under contracts for professional services may include maintenance, hardware, clinician fees, and technical engineering services. These services are generally distinct in the context of the contract and are accounted for as separate performance obligations.

For technical engineering services, performance obligations are typically satisfied over time based on the specified quantity of professional service hours provided to the customer. For maintenance, hardware, and clinician fees, revenue is recognized either over time or at a point in time or when control transfers to the customer. Maintenance and clinician fees are generally recognized over time as services are rendered, while hardware revenue is recognized at a point in time when control transfers to the customer.

The Company evaluates the nature of each professional services arrangement to determine the appropriate timing of revenue recognition, ensuring that revenue is recognized in a manner that faithfully depicts the transfer of goods or services to the customer.

Patient Fees Services and Performance Obligation

Patient Fee Services

Patient fees represent a series of distinct services because performance obligations are met when the Company’s physicians provide professional medical services to patients at the client site. The patient benefits from professional services when care is rendered by the Company’s medical professionals. Revenue recognition commences when the Company satisfies its performance obligation to provide professional medical services to patients.

The Company acts as the principal in these arrangements because it controls the medical services before they are transferred to the patient. This control is evidenced by the Company’s primary responsibility for fulfilling the service and its direct authority over the affiliated physicians, including the right to direct their clinical activities and administrative protocols.

Patient Fee Contracts Involving Third-Party Payors

The Company receives payments from patients, third-party payors, and others for patient fee services. Third-party payors reimburse based on contracted rates or billed charges, which are generally lower than billed amounts. The Company determines the transaction price on patient fees based on standard charges for services provided, reduced by adjustments provided to third-party payors, and implicit price concessions provided to uninsured patients. The Company monitors its revenue and receivables from third-party payors and records an estimated contractual allowance to properly account for the differences between billed and collected amounts.

Revenue from third-party payors is presented net of an estimated provision for contractual adjustments. Patient revenues are net of service credits and service adjustments, and expected credit losses. These adjustments and implicit price concessions represent the difference between the amount billed and the estimated consideration the Company expects to receive, based on historical collection experience, market conditions and other factors. Although the Company believes that its approach to estimates and judgments as described herein is reasonable, actual results could differ, from estimated amounts and such difference could be material.

All of the Company’s telemedicine contracts for patient reimbursement fees are directly billed to the payors by the Company. The Company earns patient fees by providing high acuity patient care solutions. For patient fees, performance obligations are met when the Company’s physicians provide professional medical services to patients at the client site as this is deemed as transfer of goods and services to respective patients. The patient benefits from the professional services when care is rendered by the Company’s medical professionals. The revenue is determined based on the telemedicine billing code(s) associated with the respective professional service rendered to patients.

The Company earns revenue primarily from reimbursement from the following third-party payors:

Medicare

The Company’s affiliated provider network is reimbursed by the Medicare Part B and Part C programs for certain of the telemedicine services it provides to Medicare beneficiaries. Medicare coverage for telemedicine services is treated distinctly from other types of professional medical services and is limited by federal statute and subject to specific conditions of participation and payment pursuant to Medicare regulations, policies and guidelines, including the location of the patient, the type of service, and the modality for delivering the telemedicine service, among others.

Medicaid

Medicaid programs are funded jointly by the federal government and the states and are administered by states (or the state’s designated managed care or other similar organizations) under approved plans. Our affiliated provider network is reimbursed by certain State Medicaid programs for certain of the telemedicine services it provides to Medicaid beneficiaries. Medicaid coverage for telemedicine services varies by state and is subject to specific conditions of participation and payment.

Commercial Insurance Providers

The Company is reimbursed by commercial insurance carriers. The basis for payment to the commercial insurance providers is consistent with Medicare reimbursement fee structure guidelines and the Company is in-network or out-of-network with the commercial insurance carriers based on state and insurer requirements.

Telehealth Fees Service Contracts and Performance Obligation

Contract For Telemedicine Care Services

Performance obligations in the contract for telemedicine care are based on services provided via the use of hardware and software integration that includes multi-participant video conferencing, and electronic communication for 24 hours per day, seven days per week for the duration of the contract. The Company provides administrative support for the tele-physician services and coordinates the services of its clinicians’ network through administrative support, hardware support, and software support and provider coverage availability. The Company provides coverage availability of its physician services ranging from 12 to 24 hours per day. Performance obligations in the contract for these services transferred to the customer are distinct in the context of the contract, whereby the transfer of the services is separately identifiable from patient services and institutional services obligations. Performance obligations are met when the Company provides administrative, business, and medical records and reports related to their professional services rendered pursuant to the agreement in such format and upon such interval as hospitals may require. Revenue from telemedicine care services is included in telehealth fees in the consolidated financial statements.

The Company recognizes revenue for variable consideration when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The Company estimates the amount of revenue to be recognized on variable consideration, using the expected value or the most likely amount method, whichever is expected to better predict the amount. The Company’s estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on assessments of legal enforceability, performance, and all information that is reasonably available to the Company. The determination of the amount of revenue the Company can recognize each accounting period requires management to make estimates and judgments on the estimated expected customer life or expected performance period.

The Company commences revenue recognition when the Company satisfies its performance obligation to provide the contractual tele-physician hours services. Prior to the commencement of services, customers generally make initial start-up nonrefundable payments to the Company when contracting for Company training, hardware and software installation and integration, which includes a onetime setup of software security, API interfaces, and compatibility between existing hospital equipment and hardware and software. The Company recognizes revenue upon completion of the implementation when the performance obligation of equipment setup and initial training is completed. The start-up fees do not significantly modify or customize the other goods in the contract. As the start-up service primarily covers initial administrative services for which the Company’s clients can cancel future services upon completion, management considers it to be separable from the ongoing business services, and the Company records start-up fees as revenue when the start-up service is completed over time, using the input method to measure progress each financial period.

Institutional Fees Service Contracts and Performance Obligation

Contract For Electroencephalogram (“EEG”) Professional Interpretation Services

Performance obligations in the contract for EEG professional interpretation services are based on the number of professional services EEG interpretation the Company provides. The performance obligation in the contract for these services transferred to the customer is distinct in the context of the contract, whereby the transfer of the services is separately identifiable from other promises in the contract. To facilitate the delivery of the EEG professional interpretation services, the Company’s physicians use EEG telemedicine equipment provided by the Company. The performance obligation is satisfied based on the number of EEG professional interpretations performed by the Company’s physicians. The number of professional interpretations is traced monthly by both parties and used to determine the revenue earned based on established contractual rates and is included in institutional fees in the consolidated financial statements.

Under most of the Company’s contracts, including contracts with its two top customers, the customer pays fixed monthly fees for telemedicine consultation services, EEG professional interpretation services, platform software services, and hardware fees. The fixed monthly fee provides for a predetermined number of daily, monthly, or annual physician hours of coverage and agreed-upon rates for interpretation and software services. To facilitate the delivery of the consultation services, the facilities use telemedicine equipment and the Company’s virtual healthcare platform, which is provided and installed by the Company. The Company also provides the hospitals with user training, maintenance and support services for the telemedicine equipment used to perform the consultation services.

The Company commences revenue recognition on EEG professional interpretation services when the Company satisfies its performance obligation to provide professional interpretation monthly.

Disaggregation of revenue

The following table provides information about disaggregated revenue by timing of revenue recognition:

	December 31,	December 31,
	2025	2024
Timing of revenue recognition
Products and services transferred over time	$4,272,832	$5,129,440
Products and services transferred at a point in time	10,345,352	5,291,912
Total Revenue	$14,618,184	$10,421,352

Cost of Revenues

Cost of revenues consists primarily of expenses related to cloud hosting, personnel-related expenses for the Company’s customer success team, costs for third-party software services and contractors, and other services used in connection with delivery and support of the Company’s platform subscription services. The Company’s cost of revenues also consists primarily of expenses related to compensation-related expenses for the Company’s telehealth service providers, costs for third-party software and hardware services and independent medical providers, and other services used in connection with the delivery and support of the Company’s telehealth platform.

Transaction Expenses

On June 15, 2022, DHAC entered into the original Business Combination Agreement with DHAC Merger Sub I, Inc., a Delaware corporation and wholly owned subsidiary of DHAC (“Merger Sub I”), DHAC Merger Sub II, Inc., a Texas corporation and wholly owned subsidiary of DHAC (“Merger Sub II”), VSee Lab, and iDoc. On August 9, 2022, the parties to the Original Business Combination Agreement entered into the First Amended and Restated Business Combination Agreement, pursuant to which the original Business Combination Agreement was amended and restated in its entirety. The parties to the First Amended and Restated Business Combination Agreement entered into the Second Amended and Restated Business Combination Agreement on October 6, 2022, pursuant to which the First Amended and Restated Business Combination Agreement was amended and restated in its entirety, which was subsequently amended by the First Amendment to the Second Amended and Restated Business Combination Agreement dated November 3, 2022. On November 21, 2023, DHAC, Merger Sub I, Merger Sub II, VSee Lab and iDoc entered into the Third Amended and Restated Business Combination Agreement, which was subsequently amended by the First Amendment to the Third Amended and Restated Business Combination Agreement on February 13, 2024 and the Second Amendment to the Third Amended and Restated Business Combination Agreement on April 17, 2024 (as amended, the “Business Combination Agreement”) and concurrently entered into various transactions that provide financing for DHAC, VSee Lab, iDoc and the Company (together with the other agreements and transactions contemplated by the Business Combination Agreement, the Business Combination. During the years ended December 31, 2025 and 2024, the Company (which, for accounting purposes, refers to VSee Health, Inc. after June 24, 2024 and VSee Lab, Inc. prior to June 24, 2024) incurred transaction expenses related to the business combination of $0 and $792,796, respectively, for professional fees, including legal, taxation, business consulting, and audit services.

Net Loss Per Common Share

The Company computes income (loss) per common share, in accordance with ASC Topic 260, Earnings Per Share, which requires dual presentation of basic and diluted earnings per share. Basic income or loss per common share is computed by dividing net income or loss by the weighted average number of common shares outstanding during the period. No potential dilutive common shares are included in the computation of any diluted per share amount when a loss is reported. Diluted income or loss per common share is computed by dividing net income or loss by the weighted average number of common shares outstanding.

	Year Ended December 31,
	2025	2024

Net loss	$(14,712,850)	$(57,702,015)
Weighted average shares outstanding – basic and diluted	251,792	127,663
Net loss per share – basic and diluted	$(58.43)	$(451.99)
Excluded securities:(1)
Public Warrants	123,468	143,750
Private Warrants	6,963	6,963
Bridge Warrants	2,174	2,174
Extension Warrants	326	326
September 2024 Warrants	9,259	9,259
Common Stock Warrants	245,902	-
Quantum Convertible Note, related party (2)	2,587	23,281
Exchange Note (3)	-	10,342
September 2024 Convertible Note (3)	-	15,734
Series A Preferred stock common stock equivalents (4)	11,175	38,488
Stock options granted	10,046	10,046
Common stock issuance obligation	640	640

(1)	The Company’s dilutive shares have not been included in the computation of diluted net loss per share for the years ended December 31, 2025 and 2024, as the result would be anti-dilutive.

(2)	Includes the interest amount thereon and assumes the floor conversion price of $160.00, was partially converted during the year in 2025.

(3)	Fully converted during the year 2025.

(4)	Assumes the maximum conversion thereon and at the floor conversion price of $160.00, partially converted during the year 2025.

The pre-funded warrants of 122,951 which were issued in November 2025 were included in the computation of basic and diluted net loss per share, as the pre-funded warrants are exercisable for nominal consideration.

Cash

The Company considers all highly liquid investments with maturities of three months or less at the time of acquisition to be cash equivalents. The Company had no cash equivalents as of December 31, 2025, and December 31, 2024, respectively.

Periodically, the Company may carry cash balances at financial institutions more than the federally insured limit of $250,000 per institution. The amount in excess of federally insured limit as of December 31, 2025, was approximately $4,449,913. The Company has not experienced losses on account balances and management believes, based upon the quality of the financial institutions, that the credit risk with regard to these deposits is not significant.

Accounts Receivable and Credit losses

The Company carries its accounts receivable at net realizable value. The Company maintains an allowance for credit losses for the estimated losses resulting from the inability of the Company’s clients to pay their invoices. Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13, Credit Losses - Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which requires entities to use a forward-looking approach based on current expected credit losses (“CECL”) to estimate credit losses on certain types of financial instruments, including trade receivables. As a result of the acquisition of iDoc and at the closing of the Business Combination on June 24, 2024, the Company assumed the allowance for credit losses of $1,696,553.

As of December 31, 2025, and December 31, 2024, the allowance for credit losses was $835,007 and $2,393,033, respectively. For the years ended December 31, 2025, and 2024, the Company recognized $1,029,317 and $514,282, respectively, of credit loss expense within general and administrative expense on the consolidated statements of operations.

The following table presents the Company’s allowance for credit losses at December 31, 2025, and December 31, 2024:

	December 31,	December 31,
	2025	2024
Beginning allowance for credit losses	$2,393,033	$32,457
Add: Allowance for credit losses, due to acquisition	—	1,696,553
Add: Provision for credit losses	1,029,317	514,282
(Less)/Add: Accounts receivable write-off included in allowance for credit losses above	(2,587,343)	149,741
Ending allowance for credit losses	$835,007	$2,393,033

Prepaids and Other Current Assets

Prepaid assets are costs that have been paid but are not yet used up or have not yet expired. As the amount expires, the current asset is reduced, and the amount of the reduction is reported as an expense on the consolidated statements of operations.

Leases

The Company accounts for leases under ASC 842, Leases. Based on this standard, the Company determines if an agreement is a lease at inception. The Company’s assessment is based on whether: (1) the contract involves the use of a distinct identified asset, (2) the Company obtains the right to substantially all the economic benefit from the use of the asset throughout the term of the contract, and (3) the Company has the right to direct the use of the asset.

Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: (1) the lease transfers ownership of the asset by the end of the lease term, (2) the lease contains an option to purchase the asset that is reasonably certain to be exercised, (3) the lease term is for a major part of the remaining useful life of the asset or (4) the present value of the lease payments equals or exceeds substantially all of the fair value of the asset, (5) the leased asset is so specialized that the asset will have little to no value at the end of the lease term. A lease is classified as an operating lease if it does not meet any one of the above criteria.

Operating leases are included in right-of-use assets, net and operating lease liabilities, less current portion on the Company’s consolidated balance sheets. Finance leases are included in fixed assets, net and financing lease liabilities on the Company’s consolidated balance sheets. Operating and finance lease right-of-use assets and liabilities are initially recognized based on the present value of lease payments over the lease term calculated using our incremental borrowing rate generally applicable to the location of the lease right-of-use asset, unless an implicit rate is readily determinable. As most of our leases do not provide an implicit rate, we generally use our incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. As we do not have any outstanding public debt, we estimated the incremental borrowing rate based on our estimated credit rating and available market information. The incremental borrowing rate is subsequently reassessed upon a modification to the lease agreement.

As permitted under ASC 842, the Company has made an accounting policy election not to apply the recognition provisions of ASC 842 to short-term leases (leases with a lease term of 12 months or less that do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise); instead, the Company will recognize the lease payments for short-term leases on a straight-line basis over the lease term.

The Company also elected the practical expedient to account for lease and non-lease components as a single lease component. Accordingly, the Company shall include non-lease components with lease payments for the purpose of calculating lease assets and liabilities to the extent that they are fixed. Non-lease components that are not fixed are expensed as incurred as variable lease payments.

Costs associated with operating leases are recognized on a straight-line basis within “General and administrative” expenses over the term of the lease. Finance lease assets are amortized on a straight-line basis over the shorter of the estimated useful lives of the assets or the lease term and presented within “General and administrative” expenses in the consolidated statements of operations. The interest component of a finance lease is included in interest expense and recognized using the effective interest method over the lease term

Stock-based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation-Stock Compensation. Under the fair value recognition provisions, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis over the requisite service period, based on the terms of the awards. The Company estimates the fair value of share options using the Black-Scholes option-pricing model, utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Common Stock, and current interest rates. The Company accounts for forfeitures as they occur.

Deferred Revenue

Contract liabilities, or deferred revenue, comprise amounts collected from the Company’s customers for revenues not yet earned and amounts which are anticipated to be recorded as revenues when services are performed. The timing of revenue recognition, billing, and cash collections results in billed accounts receivable and deferred revenue, primarily attributable to the unamortized balance of nonrefundable upfront fees related to subscription services, which are classified as current and non-current based on the timing of when the Company expects to recognize revenue on the consolidated balance sheets. Accounts receivable is recognized in the period in which the Company’s right to the consideration is unconditional. Contract liabilities consist of billing in excess of revenue recognized primarily related to deferred revenue.

As of December 31, 2025, and 2024, the Company had $1,324,485 and $417,815, respectively, of contract liabilities (current portion) associated with customer deposits for subscription, professional, and technical engineering services, which were reported in deferred revenue on the consolidated balance sheets. The Company expects to recognize all of the deferred revenue related to future performance obligations that are unsatisfied or partially unsatisfied as of December 31, 2025, as revenue by December 31, 2026. As of December 31, 2025, and December 31, 2024, the non-current portion of deferred revenue was $0 and $69,999, respectively.

The following table summarizes deferred revenue activities for the years presented:

	December 31,	December 31,
	2025	2024
Beginning of year	$487,814	$902,524
Additions	2,431,300	1,519,617
Revenue recognized	(1,594,629)	(1,934,327)
End of year	$1,324,485	$487,814

Credit Risk and Major Customers/Supplier Concentration

Financial instruments potentially subject the Company to credit risk concentrations consisting of cash and trade accounts receivable. The Company maintains all its cash in commercial depository accounts, insured by the Federal Deposit Insurance Corporation. At times, cash deposits may exceed federally insured limits. Any loss incurred or lack of access to such funds could have an adverse impact on the Company’s financial condition, results of operations, and cash flows.

In the aggregate, the Company had three customers whose accounts receivable represented 43% of the Company’s total accounts receivable as of December 31, 2025. In the aggregate, the Company had two customers whose accounts receivable represented 50% of the Company’s total accounts receivable as of December 31, 2024.

The Company had three customers that in the aggregate accounted for 45% of total revenue for the years ended December 31, 2025, and two customers that in the aggregate accounted for 24% of total revenue for the year ended December 31, 2024. Although the Company seeks to reduce dependence on those customers, the partial or complete loss of certain of these customers could have at least a temporary adverse effect on the Company’s results of operations.

The Company had two vendors whose accounts payable and accrued liabilities represented 31% of the Company’s total accounts payable and accrued liabilities as of December 31, 2025. The Company had one vendor whose accounts payable and accrued liabilities represented 22% of the Company’s total accounts payable and accrued liabilities as of December 31, 2024.

Fair Value of Financial Instruments

“Fair value” is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. ASC 820 establishes a fair value hierarchy that prioritizes and ranks the level of observability of inputs used to measure investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment, characteristics specific to the investment, market conditions and other factors. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets will typically have a higher degree of input observability and a lesser degree of judgment applied in determining fair value.

The carrying amounts are reflected in the accompanying balance sheets for cash, due from related party, and accounts payable approximate fair value due to their short-term nature. The three levels of the fair value hierarchy under ASC 820 are as follows:

●	“Level 1”, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

●	“Level 2”, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	“Level 3”, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some cases, the inputs used to measure fair value might fall within different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the investment is categorized in its entirety is determined based on the lowest level input that is significant to the investment. Assessing the significance of a particular input to the valuation of an investment in its entirety requires judgment and considers factors specific to the investment. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the perceived risk of that investment.

The carrying amounts reflected in the accompanying consolidated balance sheets for cash, accounts receivable, accounts payable and accrued liabilities, and due to/from related party, approximate fair value due to their short-term nature.

See Note 15 for additional information on assets and liabilities measured at fair value.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815, Derivatives and Hedging. Derivative instruments are recorded at fair value on the grant date and re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations. Derivative assets and liabilities are classified in the consolidated balance sheets as current or non-current based on whether or not net cash settlement or conversion of the instrument could be required within 12 months of the consolidated balance sheet date.

Warrant Instruments

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity and ASC 815 (Derivatives and Hedging). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company has determined that its Public warrants, Private warrants, Bridge Warrants, September 2024 Warrants and Extension Warrants are freestanding and meet equity classification under ASC 815 (Derivatives and Hedging) and are therefore classified in equity.

Fixed Assets

Fixed assets are recorded at historical cost, less accumulated depreciation. The Company expenses fixed assets purchased that are less than $1,000. Depreciation is calculated on the straight-line method over the estimated useful lives of these respective assets, which is three to ten years. Repair and maintenance costs are charged to expenses as incurred. Fixed assets are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Office equipment	3-5 years
Medical equipment	3-10 years
Furniture	3-7 years
Leased equipment	Shorter of lease term or estimated useful life
Leasehold improvements	3-7 years

Goodwill

Goodwill represents the excess of purchase price in a business combination over the fair value of the net identifiable assets acquired. We evaluate goodwill for impairment at the reporting unit level by assessing whether it is more likely than not that the fair value of a reporting unit exceeds its carrying value. If this assessment concludes that it is more likely than not that the fair value of a reporting unit exceeds its carrying value, then goodwill is not considered impaired, and no further impairment testing is required. Conversely, if the assessment concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying value, a goodwill impairment test is performed to compare the fair value of the reporting unit to its carrying value. The Company determines fair value of the two reporting units using both income and market-based models. Our models contain significant assumptions and accounting estimates about discount rates, future cash flows, and terminal values that could materially affect our operating results or financial position if they were to change significantly in the future and could result in an impairment.

The Company performs goodwill impairment test annually as of year-end at the reporting unit level in accordance with ASC 350 to assess whether the carrying amount of goodwill exceeds its fair value. Additionally, the Company monitors for triggering events on an ongoing basis and performs interim impairment testing when events or changes in circumstances indicate that it is more likely than not (i.e., greater than 50 percent likelihood) that the fair value of a reporting unit is below its carrying amount. This process is designed to ensure that goodwill is stated at no more than its implied fair value at all reporting dates. The cash flow estimates, and discount rates incorporate management’s best estimates, using appropriate and customary assumptions and projections at the date of evaluation.

During the year ended December 31, 2024, the Company determined there were triggering events that required the Company to perform a quantitative analysis. Based on the analysis, the Company concluded the fair value of the Telehealth Services reporting unit was less than it’s carrying value. As a result, the Company recorded non-cash goodwill impairment charges of $56,675,210 on the consolidated statement of operations for the year ended December 31, 2024. For the year ended December 31, 2025, there were either no indicators of impairment, or where such indicators existed, the results of the impairment test showed that the fair value of the Telehealth Services reporting unit exceeded its carrying value and therefore no impairment charge was recognized.

Intangible Assets

Intangible assets are presented at their historical costs, net of amortization. Historical cost of intangible assets acquired in a business combination represents the fair value at acquisition. The fair value at acquisition is determined based on the appraised value of the asset. Intangible assets are comprised of developed technology and customer list (See Note 3 – Business Combination). Developed technology and customer relationships are amortized using the straight-line method over the five-year and ten-year estimated useful lives of the assets, respectively. Identifiable intangible assets subject to amortization consist of the following:

	Estimated	December 31,	December 31,
	Useful Life	2025	2024
Customer relationships	10 years	$2,100,000	$2,100,000
Developed technology	5 years	10,000,000	10,000,000
Accumulated amortization		(3,315,000)	(1,105,000)
Intangible assets, net		$8,785,000	$10,995,000

Expected amortization expense is as follows:

Year ending December 31, 2026	$2,210,000
Year ending December 31, 2027	2,210,000
Year ending December 31, 2028	2,210,000
Year ending December 31, 2029	1,210,000
Year ending December 31, 2030	210,000
Thereafter	735,000
Total	$8,785,000

For the years ended December 31, 2025, and December 31, 2024, the Company recorded amortization expense of $2,210,000 and $1,105,000, respectively, within general and administrative expenses in the consolidated statements of operations.

Impairment of Long-Lived and Intangible Assets Other than Goodwill

In accordance with ASC 360-10, Property Plant and Equipment, and ASC 350-10, Intangibles, the Company, on a regular basis, reviews the carrying amount of long-lived assets for the existence of facts or circumstances, both internally and externally, that suggest impairment. The Company determines if the carrying amount of a long-lived asset is impaired based on anticipated undiscounted cash flows, before interest, from the use of the asset. In the event of impairment, a loss is recognized based on the amount by which the carrying amount exceeds the fair value of the asset. Fair value is determined based on the appraised value of the assets or the anticipated cash flows from the use of the asset, discounted at a rate commensurate with the risk involved.

During the years ended December 31, 2025, and 2024, the Company did not identify any impairment of long-lived and intangible assets other than goodwill.

Original Issue Discount on Debt

When the Company issues note payable with a face value higher than the proceeds it receives, it records the difference as a debt discount and amortizes the discount as interest expense over the life of the underlying note payable.

Loss Contingencies and Litigation

The Company records reserve for loss contingencies if (a) information available prior to issuance of the consolidated financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the consolidated financial statements and (b) the amount of loss can be reasonably estimated. If one or both criteria for accrual are not met, but there is at least a reasonable possibility that a material loss will occur, the Company does not record and reserve for a loss contingency but describes the contingency within a note and provides detail, when possible, of the estimated potential loss or range of loss. If an estimate cannot be made, a statement to that effect is made.

Segments

The Company determined its operating and reportable segments in accordance with ASC 280, Segment Reporting. Management evaluates a reporting unit by first identifying operating segments under ASC 280. The Company then evaluates each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meet the definition of a business, the Company evaluates those components to determine if they must be aggregated into one or more reporting units. If applicable, when determining if it is appropriate to aggregate different operating segments, the Company determines if the segments are economically similar and, if so, the operating segments are aggregated.

Management has determined that the Company has two operating and reportable segments. The Company’s operating segments reflect the manner in which its chief operating decision makers, which is currently shared between the Co-Chief Executive Officers, Milton Chen and Imo Aisiku, review results and allocate resources.

The Company’s operating and reporting segments are Healthcare Technology (“Technology”) and Telehealth Services (“Telehealth”). VSee Lab, Inc is included in Technology, while iDoc Virtual Telehealth Solutions, Inc. is included in Telehealth.

Recent Accounting Pronouncements

Recent Accounting Standards Adopted by the Company

ASU 2023-09: In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires entities to expand their existing income tax disclosures, specifically related to the rate reconciliation and income taxes paid. The standard is effective for the Company beginning in fiscal year 2025. The Company adopted the standard prospectively.

Recent Accounting Pronouncements Not Yet Effective

ASU 2024-03: In November 2024, the FASB issued ASU No. 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires disaggregated disclosure of income statement expenses for public business entities. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of ASU 2024-03 on its disclosures in the consolidated financial statements.

ASU 2024-04: In November 2024, the FASB issued this ASU, Debt - Debt with Conversion and Other Options - Induced Conversions of Convertible Debt Instruments which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as induced conversions or extinguishments.  The amendments in this update are effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. The Company is currently evaluating the impact this guidance will have on our consolidated financial statements.

ASU 2025-03: In May 2025, the FASB issued Accounting Standards Update No. 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (“ASU 2025-03”). ASU 2025-03 changes how companies determine the accounting acquirer in certain business combinations involving variable interest entities. The new guidance requires considering the factors used for other acquisition transactions to assess which party is the accounting acquirer. ASU 2025-03 is effective for the Company’s annual reporting periods beginning on January 1, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting this new accounting guidance on its financial statements and related disclosures.

ASU 2025-04: In May 2025, the FASB issued Accounting Standards Update No. 2025-04, Compensation – Stock Compensation (Topic 718) and Revenue from Contracts With Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer (“ASU 2025-04”). ASU 2025-04 revises the definition of a performance condition, eliminates the forfeiture policy election for service conditions, and clarifies that the variable consideration constraint in Topic 606 does not apply to share-based consideration payable to customers. The new guidance requires entities to consistently account for share-based awards granted to customers by clarifying the treatment of vesting conditions and ensuring alignment with Topic 606 and Topic 718. ASU 2025-04 is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of adopting this new accounting guidance on its financial statements and related disclosures.

ASU 2025-05: In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurements of Credit Losses for Accounts Receivable and Contract Assets (ASU 2025-05). The amendments in this update provide a practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. Under ASU 2025-05, an entity is required to disclose whether it has elected to use the practical expedient. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collections are evaluated. ASU 2025-05 is effective for the Company beginning in the fiscal year ending December 31, 2026. The Company is currently evaluating the impact of adopting this new accounting guidance on its financial statements and related disclosures.

ASU 2025-06: In September 2025, the FASB issued ASU 2025-06- Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (ASU 2025-06), which is intended to simplify the capitalization guidance for internal-use software by removing references to project stages and clarifying when the capitalizing of eligible costs is required. ASU 2025-06 is effective for annual periods beginning after December 15, 2027, and interim periods within those fiscal years. Early adoption is permitted. The Company is in the process of evaluating the impact of this new guidance on its disclosures.

ASU 2025-11 In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the guidance in Topic 270 to improve the consistency of interim financial reporting. The ASU provides a comprehensive list of required interim disclosures and introduces a disclosure principle requiring entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. ASU 2025-11 is effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2025-11.

ASU 2025-12: In December 2025, the FASB issued ASU No. 2025-12, Codification Improvements. The ASU addresses thirty-three items, representing the changes to the Codification that (1) clarify, (2) correct errors, or (3) make minor improvements. Generally, the amendments in this Update are not intended to result in significant changes for most entities. The ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2026. The adoption method of this ASU may vary, on an issue-by-issue basis. Early adoption is permitted. The Company is currently evaluating the provisions of this ASU and do not expect this ASU to have a material impact on the consolidated financial statements.

Management does not believe that above recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

All other new accounting pronouncements issued, but not yet effective or adopted have been deemed to be not relevant to the Company and, accordingly, are not expected to have a material impact once adopted. The Company continues to evaluate the impact of new accounting pronouncements, including enhanced disclosure requirements, on its business processes, controls and systems.